THE INTERNET FUND
                        THE INTERNET INFRASTRUCTURE FUND
                        THE INTERNET EMERGING GROWTH FUND
                         THE INTERNET GLOBAL GROWTH FUND
                         THE INTERNET NEW PARADIGM FUND

                  EACH A SERIES OF KINETICS MUTUAL FUNDS, INC.

                                     [LOGO]

                            PROSPECTUS & APPLICATION
                                DECEMBER 23, 1999


                           KINETICS MUTUAL FUNDS, INC.

                            PROSPECTUS & APPLICATION
                                DECEMBER 23, 1999

   This combined prospectus discusses each of the following series of Kinetics
          Mutual Funds, Inc. (collectively referred to as the "Funds")

      THE INTERNET FUND (the "Internet Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.

   THE INTERNET INFRASTRUCTURE FUND (the "Infrastructure Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

      THE INTERNET EMERGING GROWTH FUND (the "Emerging Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

        THE INTERNET GLOBAL GROWTH FUND (the "Global Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign and U.S. companies engaged in the Internet
                        and Internet-related activities.

     THE INTERNET NEW PARADIGM FUND (the "New Paradigm Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet.

               This Prospectus gives vital information about each
            Fund. For your own benefit and protection, please read it
          before you invest, and keep it on hand for future reference.

                               Investment Adviser
                         KINETICS ASSET MANAGEMENT, INC.

                      Minimum Initial Investment --- $1,000

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                 TABLE OF CONTENTS

RISK/RETURN SUMMARY OF THE INTERNET FUND.......................................2
RISK/RETURN SUMMARY OF THE INFRASTRUCTURE FUND.................................3
RISK/RETURN SUMMARY OF THE EMERGING FUND.......................................4
RISK/RETURN SUMMARY OF THE GLOBAL FUND.........................................5
RISK/RETURN SUMMARY OF THE NEW PARADIGM FUND...................................6
Who May Want to Invest.........................................................8
Performance of the Internet Fund...............................................8
Performance of the Other Funds.................................................9
Fees and Expenses of the Funds.................................................9
INVESTMENT OBJECTIVE AND STRATEGIES  OF THE INTERNET FUND.....................10
INVESTMENT OBJECTIVE AND STRATEGIES OF THE INFRASTRUCTURE FUND................11
INVESTMENT OBJECTIVE AND STRATEGIES OF THE EMERGING FUND......................12
INVESTMENT OBJECTIVE AND STRATEGIES OF THE GLOBAL FUND........................13
INVESTMENT OBJECTIVE AND STRATEGIES OF THE NEW PARADIGM FUND..................15
Main Risks of the Funds.......................................................16
Management of the Funds.......................................................18
Valuation of Fund Shares......................................................19
How To Purchase Shares........................................................20
How To Redeem Shares..........................................................21
Exchange Privilege............................................................23
Distribution and Taxes........................................................23
Distribution of Shares........................................................25
Master/Feeder Fund Structure..................................................25
Counsel and Independent Auditors..............................................26
Financial Highlights of the Internet Fund.....................................27


                               RISK/RETURN SUMMARY
                              OF THE INTERNET FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Internet Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies that provide products or services designed for the Internet.

The Internet Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE INTERNET FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund are listed below and could adversely affect the Internet Fund's net asset value, total return, and the value of your investment.

o STOCK MARKET RIsks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Internet Fund may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Fund's portfolio.

o FOREIGN SECURITIES RISKS: The Internet Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment foreign in securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Internet Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

                               RISK/RETURN SUMMARY
                           OF THE INFRASTRUCTURE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of The Internet Infrastructure Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Infrastructure Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

The Infrastructure Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE INFRASTRUCTURE FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Infrastructure Fund are listed below and could adversely affect the Infrastructure Fund's net asset value, total return and the value of your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Infrastructure Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Infrastructure Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL- AND MEDIUM-SIZE COMPANY RISKS: The Infrastructure Fund may invest in the equity securities of small, medium and large-size companies.
Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Infrastructure Fund's portfolio.

o FOREIGN SECURITIES RISKS: The Infrastructure Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Infrastructure Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Infrastructure Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.


                               RISK/RETURN SUMMARY
                              OF THE EMERGING FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Emerging Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Emerging Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

The Emerging Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE EMERGING FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Fund are listed below and could adversely affect the Emerging Fund's net asset value, total return, and the value of your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o EMERGING, SMALL AND MEDIUM-SIZE COMPANY RISKS: The Emerging Fund invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $1 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o FOREIGN SECURITIES RISKS: The Emerging Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Emerging Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.


                               RISK/RETURN SUMMARY
                               OF THE GLOBAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Global Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Global Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of companies located in at least three countries which are engaged in the Internet and Internet-related activities.

The Global Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Global Fund are listed below and could adversely affect the Global Fund's net asset value, total return, and the value of your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Global Fund may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Fund's portfolio.

o FOREIGN SECURITIES RISKS: The Global Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Global Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the Global Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.


                               RISK/RETURN SUMMARY
                            OF THE NEW PARADIGM FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the New Paradigm Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The New Paradigm Fund seeks to achieve its investment objective by investing primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies. The New Paradigm Fund will invest in companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in, or growth of, the Internet.

The New Paradigm Fund's investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

PRINCIPAL RISKS OF INVESTING IN THE NEW PARADIGM FUND

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in these New Paradigm Fund are listed below and could adversely affect the New Paradigm Fund's net asset value, total return, and the value of your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the New Paradigm Fund is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Fund's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL- AND MEDIUM-SIZE COMPANY RISKS: The New Paradigm Fund may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Fund's portfolio.

o FOREIGN SECURITIES RISKS: The New Paradigm Fund may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the New Paradigm Fund's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.


                             WHO MAY WANT TO INVEST
--------------------------------------------------------------------------------

Each Fund may be appropriate for investors who:
o wish to invest for the long term.
o want to diversify their portfolios.
o want to allocate some portion of their long-term investments to growth equity investing.
o are willing to accept the volatility associated with equity investing.


                        PERFORMANCE OF THE INTERNET FUND
--------------------------------------------------------------------------------

The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index both of which represent broad measures of market performance. THE INTERNET FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE INTERNET FUND WILL PERFORM IN THE FUTURE.

The Internet Fund
Calendar Year Returns as of 12/31

1997           1998
12.74%         196.14%

Total return for the nine months ended September 30, 1999 was 88.42%

-------------------------- ------ -------- -----------
BEST QUARTER:              Q1     1999     93.07%
-------------------------- ------ -------- -----------
Worst Quarter:             Q1     1997     -21.23%
-------------------------- ------ -------- -----------

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

----------------------------------------------- ------------ -------------------
                                                1 YEAR       SINCE INCEPTION1
----------------------------------------------- ------------ -------------------
The Internet Fund (WWWFX)                         196.14%        68.45%
S&P 500 Index (with dividends reinvested)2         28.58%        31.42%
NASDAQ Composite Index3                            39.95%        31.33%
----------------------------------------------- ------------ -------------------

1 The Internet Fund commenced operation on October 21, 1996. The returns for the two indexes in this column have been calculated since the Fund's Inception date.

2 The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.

3 The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.


                         PERFORMANCE OF THE OTHER FUNDS
--------------------------------------------------------------------------------

Because the Infrastructure Fund, the Emerging Fund, the Global Fund, and the New Paradigm Fund have no operating history, there is no performance information available for these Funds at this time.


                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

As an investor, you pay certain fees and expenses if you buy and hold shares of each of the Funds. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

------------------------------------------- ------------- ----------------- ------------ ----------- -----------------
SHAREHOLDER TRANSACTION  EXPENSES1          INTERNET      INFRASTRUCTURE    EMERGING     GLOBAL      NEW PARADIGM
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------- ------------- ----------------- ------------ ----------- -----------------
Maximum Sales Charge (Load) Imposed on          None            None           None         None           None
Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)            None            None           None         None           None
(as a percentage of offering price)
Maximum Sales Charge (Load) on Reinvested       None            None           None         None           None
Dividends
Redemption Fee                                  None            None           None         None           None
(as a percentage of amount redeemed, if
applicable)
Exchange Fee2                                   None            None           None         None           None
Maximum Account Fee3                            None            None           None         None           None
------------------------------------------- ------------- ----------------- ------------ ----------- -----------------

------------------------------------------ ------------- ---------------- ------------ ------------ ----------------
ESTIMATED ANNUAL OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------ ------------- ---------------- ------------ ------------ ----------------
Management Fees                                1.25%           1.25%          1.25%        1.25%          1.25%
Distribution (Rule 12b-1) Fees                  None           None           None         None           None
Other Expenses                                 0.75%           0.75%          0.75%        0.75%          0.75%
                                           ============= ================ ============ ============ ================
Estimated Total Annual Fund Operating          2.00%4          2.00%          2.00%        2.00%          2.00%
Expenses
                                           ============= ================ ============ ============ ================

1 Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between a Fund and any other series of Kinetics Mutual Funds, Inc.

  2 The Funds' Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between the Funds. The Transfer Agent does not charge a transaction fee for written exchange requests.

3 IRA accounts are assessed a $12.50 annual fee.

4 The investment adviser has voluntarily agreed to limit the total annual operating expenses of the Internet Fund so that they do not exceed more than 2.00% of the Internet Fund's average daily net assets on an annualized basis for the year ending December 31, 2000. This voluntary cap may be terminated by the investment adviser after that date.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN EACH OF THE FUNDS FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THESE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RATE OF RETURN EACH YEAR AND THAT EACH FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COST FOR EACH FUND WOULD BE:

  1 YEAR      3 YEARS     5 YEAR        10 YEAR
  ------      -------     ------        -------
   $203         $627      $1,078        $2,327


                       INVESTMENT OBJECTIVE AND STRATEGIES
                              OF THE INTERNET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Internet Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Internet Fund's objective, under normal circumstances, at least 65% of the Internet Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Fund's investment criteria. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Internet Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Internet Fund engages in a temporary, defensive strategy, the Internet Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                           OF THE INFRASTRUCTURE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Infrastructure Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Infrastructure Fund's objective, under normal circumstances, at least 65% of the Infrastructure Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies that are engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

Portfolio securities will be selected by the investment adviser from companies that provide hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Infrastructure Fund's investment criteria. Such companies include, but are not limited to the following:

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet services.

o TELECOMMUNICATIONS COMPANIES: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and band-width technologies of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of resources that it expends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Infrastructure Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Infrastructure Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Infrastructure Fund engages in a temporary, defensive strategy, the Infrastructure Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                              OF THE EMERGING FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Emerging Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Emerging Fund's objective, under normal circumstances, at least 65% of the Emerging Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of small and medium capitalization, emerging companies that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Emerging Fund may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Emerging Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Emerging Fund engages in a temporary, defensive strategy, the Emerging Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                               OF THE GLOBAL FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Global Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the Global Fund's objective, under normal circumstances, at least 65% of the Global Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of companies in at least three different countries that are engaged in the Internet and Internet-related activities.

Portfolio securities will be selected by the investment adviser from domestic and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Global Fund's investment criteria. Accordingly, the Global Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Global Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Global Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the Global Fund engages in a temporary, defensive strategy, the Global Fund may not achieve its investment objective.


                       INVESTMENT OBJECTIVE AND STRATEGIES
                            OF THE NEW PARADIGM FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the New Paradigm Fund is long-term growth of capital.

INVESTMENT STRATEGIES

To achieve the New Paradigm Fund's objective, under normal circumstances, at least 65% of the New Paradigm Fund's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet.

Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Fund's investment criteria. Accordingly, the New Paradigm Fund seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the New Paradigm Fund may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper
o certificates of deposit, demand and time deposits and banker's acceptance
o U.S. Government securities (i.e., U.S. Treasury obligations)
o repurchase agreements

To the extent that the New Paradigm Fund engages in a temporary, defensive strategy, the New Paradigm Fund may not achieve its investment objective.


                             MAIN RISKS OF THE FUNDS
--------------------------------------------------------------------------------

INVESTING IN MUTUAL FUNDS

All mutual funds carry risk which may cause you to lose money on your investment in one or more of the Funds. The following describes the primary risks of investing in each Fund due to each Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. In addition, you should be aware that, with the exception of the Internet Fund, none of the Funds have any operating history.

MARKET RISK

The net asset value of each Fund will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which the Funds invest may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Fund's shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS

The value of each Fund's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Fund's shares and your investment.

YEAR 2000 ISSUE

Like other mutual funds, financial and business organizations and individuals around the world, each Fund may be adversely affected if the computer systems used by the investment adviser, the administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator believe that they have adequately addressed the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator have also obtained reasonable assurances that comparable steps have been taken by the Funds' other major service providers.

Although there can be no assurance at this time that there will be no adverse impact on any Fund, the Funds' service providers have advised the Funds that they believe that they are adequately prepared for the Year 2000. However, there can be no assurance that the computer systems of the companies in which the Funds each invest (especially those of foreign companies) will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue. Foreign issuers, capital markets and economies may be more susceptible to Year 2000 Issues than domestic companies. If the computer systems of the companies in which the Funds each invest, including those of foreign companies, are not adequately prepared for the Year 2000, each Fund's net asset value and total return could be adversely affected.

OTHER SECURITIES A FUND MIGHT PURCHASE

Under normal market conditions, each Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Fund may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING

Each Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Fund forced to sell such collateral in this manner would suffer a loss.

NON-DIVERSIFICATION

Each Fund is classified as "non-diversified" under federal securities laws which means that one-half of each Fund's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Fund's total assets. As a result of their non-diversified status, a Fund's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MEDIUM-SIZE COMPANIES

Each Fund may invest in small or medium-size companies. Accordingly, a Fund may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Fund is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Fund and your investment will be more susceptible to significant losses.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

A Fund may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

FUND BORROWING

Each Fund may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Fund on borrowed funds would decrease the net earnings of both that Fund and your investment.


                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Fund's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The management and affairs of each Fund is supervised by the Board of Directors whose names and general background information appear in the SAI. The investment adviser conducts investment research and supervision for each Fund and is responsible for the purchase and sale of securities for each Fund's portfolio. The investment adviser receives an annual fee from each Fund for its services of 1.25% of such Fund's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Assets Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chairman of the Board of Directors of Kinetics. He is also the Chief Investment Strategist. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Managing Director and Chief Operating Officer of Kinetics. Mr. Schulthe is has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is the Chief Investment Strategist for all of the Funds. Mr. Doyle also serves as the Portfolio Manager for the New Paradigm Fund and is a Co-Portfolio Manager of the Internet Fund. He is primarily responsible for the day-to-day management of each of these Funds' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Funds. Mr. Doyle also co-founded and has been a Managing Director of Horizon Asset Management, Inc., a New York based investment management and research firm, since 1994. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Masters of Business Administration from Fordham University and a Bachelor of Science in Economics from St. John's University.

FRED A. FROEWISS, is the Portfolio Manager of the Infrastructure Fund. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

TINA LARSSON is the Portfolio Manager for the Global Fund. Ms. Larsson is also an Analyst of the Spin-off Report, a research service that focuses on spin-offs. In this position, Ms. Larsson develops, writes, and markets institutional research for distribution and is in charge of the research staff. Ms. Larsson holds a Bachelor of Science n Finance and a Masters of Business Administration from Pace University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of and Executive Adviser to the Internet Fund. Mr. Tuen also serves as Portfolio Manager of the Emerging Fund. Mr. Tuen's primary duties include research and analysis of equity securities for investment by each of these Funds. From 1996 to 1999, Mr. Tuen was an Analyst and the Director of Research of IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an Analyst at Bankers Trust Company where he became Portfolio Manager of the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.


                            VALUATION OF FUND SHARES
--------------------------------------------------------------------------------

Shares of each Fund are sold at its net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Directors. Each Fund may use independent pricing services to assist in calculating the NAV of such Fund's shares.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund, the investment adviser values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Board of Directors.


                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

IN GENERAL

Shares of each Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. YOU MAY NOT USE TELEPHONE TRANSACTIONS FOR YOUR INITIAL PURCHASE OF A FUND'S SHARES.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] C/O KINETICS MUTUAL FUNDS, INC., to:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                             [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o  WIRE TO:                   Firstar Bank, N.A.
o  ABA NUMBER:                0750-00022
o  CREDIT:                    Firstar Mutual Fund Services, LLC
o  ACCOUNT:                   112-952-137
o  FURTHER CREDIT:            Kinetics Mutual Funds, Inc.
                              [NAME OF FUND]
                              (Shareholder Name/Account Registration)
                              (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail.

All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

IN GENERAL

You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL:                              OVERNIGHT OR EXPRESS MAIL:
-------------                              --------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                             [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202

Requests for redemption in "good order" must:
o indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o specify the number of shares or dollar amount to be redeemed,
o indicate your account registration number, and
o include your social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

NOTE: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o that you correctly state your Fund account number
o the name in which your account is registered
o the social security or tax identification number under which the account is registered
o the address of the account holder, as stated in the New Account Application
Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUNDS' RIGHT TO REDEEM AN ACCOUNT

Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

You can exchange your shares in any Fund for shares in any other Fund offered by Kinetics Mutual Funds, Inc. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other Funds and about exercising your exchange privilege.


                             DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:

OPTION 1: To receive income dividends and capital gain distributions in additional Fund shares, or

OPTION 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

TAXES

Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


                             DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for the shares of each Fund. T.O. Richardson Securities, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and serves as the distributor for numerous registered investment companies across the United States.

SHAREHOLDER SERVICING AGENT

Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each Fund equal to 0.25% of each Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to each Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.15% of each Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar , each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.


                          MASTER/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER STRUCTURE

In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. There is no present intention to convert any Fund to a Master/Feeder Fund Structure.

The SAI contains more information about each Fund, the Master/Feeder Fund Structure and the types of securities in which each Fund may invest.


                        COUNSEL AND INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Funds for the year ending December 31, 1999.


                    FINANCIAL HIGHLIGHTS OF THE INTERNET FUND
--------------------------------------------------------------------------------

The financial highlights table set forth below is intended to help you understand the Internet Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Internet Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Internet Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Lilling & Company LLP whose report, along with the Internet Fund's financial statements that are included in the Internet Fund's annual report, is available upon request.

                                                                                        For the period October
                                            For the year ended     For the year ended   21, 1996(1) through
                                            DECEMBER 31, 1998      DECEMBER 31, 1997    DECEMBER 31, 1996
                                            -------------------    -------------------  -----------------------
     Net asset value beginning of period            $5.31                 $4.71                  $5.00
     Net investment income (loss)                  (0.08)                 0.01                   0.02
     Net gains or losses on securities              10.50                 0.59                  (0.31)
                                                    -----                 ----                  ------
     (both realized and unrealized)
     Total from investment operations               10.42                 0.60                  (0.29)
     Dividends                                     (0.01)                  ___                    ___
     (from net investment income)
     Distributions (from capital gains)              ___                   ___                    ___
     Total distributions                           (0.01)                  ___                    ___
     Net asset value end of period                 $15.72                 $5.31                  $4.71
                                                   ======                 =====                  =====
     Total Return                                  196.14%               12.74%               (5.80%)(2)
     Net assets, end of period (000's)             $22,159                $150                   $113
     Gross ratio of expenses to average             3.08%                 3.60%                6.73%(3)
     net assets (excluding waivers)
     Net ratio of expenses to average net           3.08%                 0.08%                0.21%(3)
     assets
     Gross ratio of net income (loss) to           (2.92)%               (3.33)%                (4.51)%
     average net assets (excluding
     waivers)
     Net ratio of net income (loss) to             (2.92)%                0.19%                2.01%(3)
     average net assets
     Portfolio turnover rate                         80%                   50%                   0%(3)

         1 Commencement of Operations
         2 Not Annualized
         3 Annualized

The Infrastructure Fund, the Emerging Fund, the Global Fund and the New Paradigm Fund have not commenced operations to date, therefore, no financial highlights are reported for these Funds.


                           KINETICS MUTUAL FUNDS, INC.

                                THE INTERNET FUND
                        THE INTERNET INFRASTRUCTURE FUND
                        THE INTERNET EMERGING GROWTH FUND
                         THE INTERNET GLOBAL GROWTH FUND
                         THE INTERNET NEW PARADIGM FUND


INVESTMENT ADVISER,             KINETICS ASSET MANAGEMENT, INC.
ADMINISTRATOR, AND              1311MAMARONECK AVENUE
SHAREHOLDER SERVICING AGENT     WHITE PLAINS, NY 10605

LEGAL COUNSEL                   SPITZER & FELDMAN P.C.
                                405 PARK AVENUE
                                NEW YORK, NY 10022

INDEPENDENT AUDITORS            MCCURDY AND ASSOCIATES CPA'S, INC.
                                27955 CLEMENS ROAD
                                WESTLAKE, OH 44145

TRANSFER AGENT,                 FIRSTAR MUTUAL FUND SERVICES, LLC
FUND ACCOUNTANT,                615 EAST MICHIGAN STREET
SUB-ADMINISTRATOR               MILWAUKEE, WI  53202
CUSTODIAN                       FIRSTAR BANK, N.A.

                                615 EAST MICHIGAN STREET
                                MILWAUKEE, WI  53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUNDS FREE OF CHARGE:

STATEMENTS OF ADDITIONAL INFORMATION (SAI) DATED DECEMBER 23, 1999
The SAI's for each Fund provides more details about each Fund's policies and management. Each Fund's SAI is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT
Each Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

TELEPHONE:               INTERNET:
(800) 930-3828           HTTP://WWW.SEC.GOV (text only version)
                         HTTP://WWW.KINETICSFUNDS.COM

MAIL:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303